Equity Accounted Investees - Schedule of Companys Share of Other comprehensive Income from Equity Investees, Net of Taxes (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Items that may be reclassified to consolidated net income:
Total	$ 1,058	$ 56	$ (360)	$ (2,013)	[2]
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	(1,090)	$ (58)	551	(7)	[2]
Equity investments [member]
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments			(355)	252
Exchange differences on translating foreign operations	1,058		(5)	(2,265)
Total	1,058		(360)	(2,013)
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	$ (389)		$ 597	$ 69

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1